Intangible Assets, Allocation of Goodwill to Operating Segments (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Intangible Assets [Abstract]
Goodwill, Beginning Balance	$ 25,115	$ 24,770
Reduction in goodwill related to divested businesses		(11)
Goodwill from business combinations	522	356
Goodwill, Ending Balance	25,637	25,115
Wealth Brokerage and Retirement [Member]
Intangible Assets [Abstract]
Goodwill, Beginning Balance	371	373
Reduction in goodwill related to divested businesses		(2)
Goodwill from business combinations	0	0
Goodwill, Ending Balance	371	371
Wholesale Banking [Member]
Intangible Assets [Abstract]
Goodwill, Beginning Balance	6,820	6,475
Reduction in goodwill related to divested businesses		(9)
Goodwill from business combinations	524	354
Goodwill, Ending Balance	7,344	6,820
Community Banking [Member]
Intangible Assets [Abstract]
Goodwill, Beginning Balance	17,924	17,922
Reduction in goodwill related to divested businesses		0
Goodwill from business combinations	(2)	2
Goodwill, Ending Balance	$ 17,922	$ 17,924